Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 5,759,452	$ 820,715	¥ 5,155,960